Vessels in Operation	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels in Operation

4. Vessels in Operation

Vessels in Operation as of December 31, 2021 and 2020 consisted of the following:

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2020	$1,306,936	$(151,350)	$1,155,586

Additions	41,710	—	41,710
Disposals	(7,058)	—	(7,058)
Depreciation	—	(41,158)	(41,158)
Impairment loss	(43,803)	35,306	(8,497)
As of December 31, 2020	$1,297,785	$(157,202)	$1,140,583

Additions	603,514	—	603,514
Disposals	(23,167)	14,445	(8,722)
Depreciation	—	(52,559)	(52,559)
As of December 31, 2021	$1,878,132	$(195,316)	$1,682,816

2021 Vessels acquisitions

In September and October 2021, the Company took delivery of the Four Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Tripoli	5,470	2009	37,000	September 1, 2021
GSL Tinos	5,470	2010	37,500	September 9, 2021
GSL Syros	5,470	2010	37,500	September 13, 2021
GSL Kithira	5,470	2009	36,000	October 13, 2021

The charters of the Four vessels resulted in an intangible liability of $17,100 that was recognized and will be amortized over the remaining useful life of the charters.

4.	Vessels in Operation (continued)

2021 Vessels acquisitions (continued)

In July 2021, the Company took delivery of the Twelve Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL Susan	4,363	2008	20,740	July 29, 2021
GSL Rossi	3,421	2012	21,580	July 29, 2021
GSL Alice	3,421	2014	23,150	July 29, 2021
GSL Melina	3,404	2013	23,990	July 29, 2021
GSL Eleftheria	3,404	2013	26,870	July 29, 2021
GSL Mercer	2,824	2007	20,750	July 29, 2021
GSL Lalo	2,824	2006	13,320	July 29, 2021
Matson Molokai	2,824	2007	16,430	July 15, 2021
GSL Elizabeth	2,741	2006	13,910	July 28, 2021
tbr GSL Chloe	2,546	2012	22,320	July 29, 2021
GSL Maren	2,546	2014	23,270	July 29, 2021
GSL Amstel	1,118	2008	7,560	July 29, 2021

The charters of the Twelve vessels resulted in an intangible liability of $76,193 that was recognized and will be amortized over the remaining useful life of the charters.

In April, May and July 2021, the Company took delivery of the Seven Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL MYNY	6,008	2000	17,600	July 28, 2021
GSL Melita	6,008	2001	15,500	May 25, 2021
GSL Violetta(*)	6,008	2000	17,300	April 28, 2021
GSL Maria(*)	6,008	2001	16,600	April 28, 2021
GSL Arcadia	6,008	2000	18,000	April 26, 2021
GSL Dorothea	5,992	2001	15,500	April 26, 2021
GSL Tegea	5,992	2001	15,500	May 17, 2021

(*)	The charters of these vessels resulted in an intangible liability of $3,051 that was recognized and will be amortized over the remaining useful life of the charters.

2021 Sale of Vessel

On June 30, 2021, the Company sold La Tour for net proceeds of $16,514, and the vessel was released as collateral under the Company’s $236,200 senior secured loan facility with Hayfin Capital Management, LLP (the “New Hayfin Credit Facility”). The net gain from the sale of vessel was $7,770.

2020 Vessels acquisitions

On February 21, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Nicoletta for a purchase price of $12,660.

On January 29, 2020, the Company took delivery of a 2002-built, 6,840 TEU containership, GSL Christen for a purchase price of $13,000.

4.	Vessels in Operation (continued)

2020 Sale of Vessels

On July 20, 2020, the Company sold Utrillo for net proceeds of $3,411, and the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility.

On July 3, 2020, the Company sold GSL Matisse for net proceeds of $3,441, and the vessel was released as collateral under the Company’s 2022 Notes and Citi Credit Facility.

Impairment

The Company has evaluated the impact of current economic situation on the recoverability of all its other vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there was no triggering event and no impairment test was performed during the year ended December 31, 2021.

During the three months ended March 31, 2020, the Company determined that the vessels Utrillo and GSL Matisse should be divested. As at March 31, 2020, the vessels were not immediately available for sale and therefore did not qualify as “assets held for sale”. As of March 31, 2020, the Company had an expectation that the vessels would each be sold before the end of their estimated useful life, and as a result an impairment test of each of the specific asset groups was performed, recognizing an impairment loss of $7,585. As of June 30, 2020, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360 for the classification of the vessels GSL Matisse and Utrillo as “held for sale” were met. The difference between the estimated fair value less cost to sell both vessels and their carrying value (including the unamortized balance of dry-docking cost of $38), amounting to $912, was recognized during the three months ended June 30, 2020 under the line item “Impairment of vessels”. An impairment loss of $8,497 has been recognized under the line item “Impairment of vessels” in the Consolidated Statements of Income for the year ended December 31, 2020.

Whilst charter rates in the spot market and asset values saw overall improvements through 2020, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a review for impairment for vessel groups where the carrying value as at December 31, 2020 might not be recoverable. As a result, step one of the impairment assessment of each of the vessel groups was performed, by comparing the undiscounted projected net operating cash flows for each vessel group to the carrying value of the vessel group. The Company’s assessment performed as at December 31, 2020 resulted in no additional impairment charges.

The total impairment loss recognized for the years ended December 31, 2021, 2020 and 2019 amounted to $nil, $8,497 and $nil respectively.

Collateral

As of December 31, 2021, vessels were pledged as collateral under the Company’s loan facilities. No vessels were unencumbered as of December 31, 2021.

Advances for vessel acquisitions and other additions

As of December 31, 2021, and December 31, 2020, there were no advances for vessel acquisitions, as all vessels had been delivered as at these dates. As of December 31, 2021, and December 31, 2020, the Company had other vessel additions mainly for ballast water treatments totaling $6,139 and $1,364, respectively.